Restatements of Previously Issued Condensed Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatements

The following tables sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Interim Balance Sheets at March 31, 2018, June 30, 2018, and September 30, 2018, had the adjustments been made in the corresponding quarters:

	March 31, 2018
	As reported	Adjustment	As restated
Additional paid in capital	$25,080,301	$1,119,294	$26,199,595
Accumulated deficit	$(12,966,338)	$(1,119,294)	$(14,085,632)

	June 30, 2018
	As reported	Adjustment	As restated
Additional paid in capital	$26,464,626	$1,119,294	$27,583,920
Accumulated deficit	$(17,275,449)	$(1,119,294)	$(18,394,743)

	September 30, 2018
	As reported	Adjustment	As restated
Additional paid in capital	$29,207,669	$1,119,294	$30,326,963
Accumulated deficit	$(21,623,262)	$(1,119,294)	$(22,742,556)

The following tables sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Interim Statement of Operations for the three months ended March 31, 2018, had the adjustments been made in the appropriate quarter:

	Three Months Ended March 31, 2018
	As reported	Adjustment	As restated
Selling, general and administrative expense	$3,067,608	$447,150	$3,514,758
Total operating expenses	$3,203,685	$447,150	$3,650,835
Operating loss	$(2,951,188)	$(447,150)	$(3,398,338)
Interest income (expense), net	$(410,253)	$(672,144)	$(1,082,397)
Net loss	$(3,361,411)	$(1,119,294)	$(4,480,735)
Net loss attributable to common stockholders	$-	$-	$-
Net loss per common shares, basic and diluted	$(3.33)	$(1.11)	$(4.44)

The following tables sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Interim Statements of Operations for the six months ended June 30, 2018 and nine months ended September 30, 2018, had the adjustments been made in the appropriate quarter:

	Six Months Ended June 30, 2018
	As reported	Adjustment	As restated
Selling, general and administrative expense	$7,101,731	$447,150	$7,548,881
Total operating expenses	$7,406,418	$447,150	$7,853,568
Operating loss	$(6,943,738)	$(447,150)	$(7,390,888)
Interest income (expense), net	$(409,953)	$(672,144)	$(1,082,097)
Net loss	$(7,353,691)	$(1,119,294)	$(8,472,985)
Net loss attributable to common stockholders	$(7,670,552)	$(1,119,294)	$(8,789,985)
Net loss per common shares, basic and diluted	$(6.57)	$(0.96)	$(7.53)

	Nine Months Ended September 30, 2018
	As reported	Adjustment	As restated
Selling, general and administrative expense	$10,426,604	$447,150	$10,873,754
Total operating expenses	$10,905,941	$447,150	$11,353,091
Operating loss	$(10,269,338)	$(447,150)	$(10,716,488)
Interest income (expense), net	$(413,076)	$(672,144)	$(1,085,220)
Net loss	$(10,682,464)	$(1,119,294)	$(11,801,758)
Net loss attributable to common stockholders	$(12,018,365)	$(1,119,294)	$(13,137,659)
Net loss per common shares, basic and diluted	$(9.52)	$(0.89)	$(10.41)